Debt	12 Months Ended
Dec. 31, 2022
Debt
Debt

Note 11 – Debt

Changes in obligations related to the Company’s credit facilities were as follows:

Corporate
revolver
Size of facility	$1,000.0
Balance at January 1, 2021	$—
Drawdowns	150.0
Repayment	(150.0)
Balance at December 31, 2021	$—

Balance at January 1, 2022	$—
Drawdowns	—
Repayment	—
Balance at December 31, 2022	$—

(a)	Corporate Revolver

The Company has a $1.0 billion unsecured revolving term credit facility (the “Corporate Revolver”). On August 15, 2022, the Company renewed its Corporate Revolver, extending the facility’s maturity date from July 9, 2025 to August 15, 2027.

On April 12, 2021, the Company drew down $150.0 million to finance the acquisition of the Vale Royalty Debentures, as referenced in Note 4 (m). The amounts borrowed were fully repaid as of June 30, 2021.

Advances under the Corporate Revolver can be drawn as follows:

U.S. dollars

·	Base rate advances with interest payable monthly at the Canadian Imperial Bank of Commerce (“CIBC”) base rate, plus between 0.00% and 1.05% per annum depending upon the Company’s leverage ratio; or
·

Secured Overnight Financing Rate (“SOFR”) as administered by the Federal Reserve Bank of New York loans for periods of 1, 3 or 6 months with interest payable at a rate of SOFR, plus between 1.10% and 2.30% per annum, depending on the Company’s leverage ratio.

Canadian dollars

·	Prime rate advances with interest payable monthly at the CIBC prime rate, plus between 0.00% and 1.05% per annum, depending on the Company’s leverage ratio; or
·	Bankers’ acceptances for a period of 30 to 180 days with a stamping fee calculated on the face amount between 1.00% and 2.05%, depending on the Company’s leverage ratio.

All loans are readily convertible into loans of other types, described above, on customary terms and upon provision of appropriate notice. Borrowings under the Corporate Revolver are guaranteed by certain of the Company’s subsidiaries and are unsecured.

The Corporate Revolver is subject to a standby fee of 0.20% to 0.41% per annum, depending on the Company’s leverage ratio, even if no amounts are outstanding under the Corporate Revolver.

The Company has three standby letters of credit in the amount of $18.8 million (C$25.5 million) against the Corporate Revolver in relation to the audit by the Canada Revenue Agency (“CRA”) of its 2012–2017 taxation years, as referenced in Note 24.

(b)	FNBC Revolver

The Company’s subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), had a $100.0 million unsecured revolving term credit facility (the “FNBC Revolver”). The FNBC Revolver had a maturity date of March 20, 2022. The Company did not renew the FNBC Revolver.